Investments - Schedule of Investments (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Schedule of Investments [Abstract]
Fixed deposit receipts-short-term investments	$ 6,464
Total short-term investments	6,464
Fixed deposit receipts-long-term investments	10,293
Total long-term investments	10,293
Total investments	$ 16,757